CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash Flows from Operating Activities
Net loss		$ (1,145.6)		$ (384.9)		$ (51.9)
Loss from discontinued operations, net of tax		349.1		40.4		119.4
(Loss) income from continuing operations, net of tax		(796.5)	[1],[2]	(344.5)	[1],[2]	67.5
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation		94.0		121.7		132.8
Amortization		32.1		47.7		54.9
Provision for doubtful accounts		144.1		171.1		209.2
Provision for obsolescence		45.4		78.4		82.0
Share-based compensation		51.2		38.9		43.3
Foreign exchange losses		44.3		41.4		26.2
Deferred income taxes		644.6		236.4		(87.5)
Charge for Venezuelan monetary assets and liabilities		(4.2)		53.7		34.1
Charge for Venezuelan non-monetary assets		101.7		115.7		0.0
Pre-tax gain on sale of business		(44.9)		0.0		0.0
Impairment of goodwill and intangible assets		6.9		0.0		42.1
Other		11.6		10.8		(2.3)
Changes in assets and liabilities:
Accounts receivable		(184.7)		(179.0)		(224.0)
Inventories		(106.6)		(170.5)		(88.1)
Prepaid expenses and other		8.7		(77.0)		72.1
Accounts payable and accrued liabilities		80.4		142.6		176.0
Income and other taxes		50.7		57.5		7.1
Noncurrent assets and liabilities		(87.4)		(56.0)		(74.9)
Net cash provided by operating activities of continuing operations		91.4		288.9		470.5
Cash Flows from Investing Activities
Capital expenditures		(92.4)		(126.3)		(189.7)
Disposal of assets		8.2		15.7		13.0
Net proceeds from sale of business		208.3		0.0		0.0
Purchases of investments		(35.3)		(26.8)		(28.3)
Proceeds from sale of investments		53.7		36.9		14.4
Net cash provided (used) by investing activities of continuing operations		142.5		(100.5)		(190.6)
Cash Flows from Financing Activities
Cash dividends		(108.8)		(110.2)		(106.8)
Debt, net (maturities of three months or less)		(59.1)		(22.4)		(10.3)
Proceeds from debt		7.6		0.0		1,488.3
Repayment of debt		(261.2)		(66.5)		(1,935.2)
Interest rate swap termination		0.0		0.0		88.1
Net proceeds from exercise of stock options		0.0		0.2		15.9
Repurchase of common stock		(3.1)		(9.8)		(9.4)
Other financing activities		(5.9)		0.0		0.0
Net cash used by financing activities of continuing operations		(430.5)		(208.7)		(469.4)	[3]
Cash Flows from Discontinued Operations
Net cash provided by operating activities of discontinued operations		20.7		70.9		65.1
Net cash (used) provided by investing activities of discontinued operations		(4.2)		(4.6)		102.0
Net cash (used) provided by financing activities of discontinued operations		(15.0)		(10.1)		1.5
Net cash provided by discontinued operations		1.5		56.2		168.6
Effect of exchange rate changes on cash and equivalents		(80.7)		(183.3)		(80.8)
Net decrease in cash and equivalents		(275.8)		(147.4)		(101.7)
Cash and equivalents at beginning of year	[5]	960.5	[4]	1,107.9	[4]	1,209.6
Cash and equivalents at end of year	[4]	684.7		960.5	[5]	1,107.9	[5]
Cash paid for:
Interest, net of amounts capitalized		128.6		123.8		222.1
Income taxes, net of refunds received		$ 162.5		$ 229.2		$ 296.2

[1]	(Loss) income from continuing operations, net of tax during 2015 was negatively impacted by an aggregate non-cash income tax charge of $685.1. This was primarily due to additional valuation allowances for U.S. deferred tax assets of $641.6 and $31.3 which were recorded in the third and first quarters of 2015, respectively, partially offset by a partial release of a valuation allowance for deferred tax assets of $3.2 which was recorded in the second quarter of 2015. The additional valuation allowances in the third and first quarters of 2015 was due to the continued strengthening of the U.S. dollar against currencies of some of our key markets and the impact on the benefits from our tax planning strategies associated with the realization of our deferred tax assets. The partial release of the valuation allowance in the second quarter of 2015 was due to the weakening of the U.S. dollar against currencies of some of our key markets. In addition, the non-cash income tax charge was due to additional valuation allowances for deferred tax assets outside of the U.S. of $15.4, primarily in Russia, which was recorded in the third quarter of 2015, which was largely due to lower earnings, which were significantly impacted by foreign exchange losses on working capital balances. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by an income tax benefit of $18.7, which was recorded in the fourth quarter of 2015, recognized as a result of the implementation of foreign tax planning strategies.In addition, (loss) income from continuing operations, net of tax during 2014 was negatively impacted by a non-cash income tax charge of $404.9. This was primarily due to a valuation allowance of $383.5 to reduce our deferred tax assets to an amount that is "more likely than not" to be realized, which was recorded in the fourth quarter of 2014. In addition, (loss) income from continuing operations, net of tax during 2014 was favorably impacted by the $18.5 net tax benefit recorded in the fourth quarter of 2014 related to the finalization of the FCPA settlements.
[2]	In addition to the items impacting operating (loss) profit above, (loss) income from continuing operations, before taxes during 2015 was impacted by an after-tax benefit of $3.4 (benefit of $4.2 in other expense, net, and a loss of $.8 in income taxes) recorded in the first quarter, primarily reflecting the write-down of monetary assets and liabilities due to the change to the SIMADI rate. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by the gain on sale of Liz Earle of $44.9 before tax ($51.6 after tax), primarily recorded in the third quarter. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by a loss on extinguishment of debt of $5.5 before tax in the third quarter caused by the make-whole premium and the write-off of debt issuance costs and discounts, associated with the prepayment of the 2.375% Notes (as defined in Note 5, Debt and Other Financing) and $2.5 before tax in the second quarter of 2015 associated with the write-off of issuance costs related to our previous $1 billion revolving credit facility.In addition, (loss) income from continuing operations, before taxes during 2014 was impacted by an after-tax loss of $41.8 ($53.7 in other expense, net, and a benefit of $11.9 in income taxes) recorded in the first quarter, primarily reflecting the write-down of monetary assets and liabilities due to the change to the SICAD II rate.
[3]	Non-cash financing activities included the change in fair market value of interest-rate swap agreements of $(.7) in 2013(see Note 8, Financial Instruments and Risk Management).
[4]	Includes cash and cash equivalents of discontinued operations of $(2.2), $24.1 and $17.9 at the end of the year in 2015, 2014 and 2013, respectively.
[5]	Includes cash and cash equivalents of discontinued operations of $24.1, $17.9 and $19.9 at the beginning of the year in 2015, 2014 and 2013, respectively.